Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–63.25%
Aerospace & Defense–1.58%
RTX Corp.	122,385	$14,828,167
Textron, Inc.	81,464	7,216,081
		22,044,248
Air Freight & Logistics–0.86%
FedEx Corp.(b)	44,098	12,068,741
Application Software–0.70%
Salesforce, Inc.	35,702	9,771,994
Asset Management & Custody Banks–0.87%
KKR & Co., Inc., Class A	93,524	12,212,364
Automobile Manufacturers–0.79%
General Motors Co.	247,340	11,090,726
Broadline Retail–1.60%
Amazon.com, Inc.(c)	120,012	22,361,836
Building Products–1.35%
Johnson Controls International PLC	243,369	18,887,868
Cable & Satellite–0.43%
Comcast Corp., Class A	143,870	6,009,450
Cargo Ground Transportation–0.55%
J.B. Hunt Transport Services, Inc.	45,056	7,764,500
Casinos & Gaming–0.53%
Las Vegas Sands Corp.	148,759	7,488,528
Communications Equipment–0.67%
Cisco Systems, Inc.	176,919	9,415,629
Consumer Finance–0.56%
American Express Co.	29,140	7,902,768
Distributors–0.55%
Genuine Parts Co.(b)	55,112	7,698,044
Diversified Banks–5.09%
Bank of America Corp.	684,438	27,158,500
PNC Financial Services Group, Inc. (The)	79,395	14,676,166
Wells Fargo & Co.	520,030	29,376,494
		71,211,160
Electric Utilities–2.15%
American Electric Power Co., Inc.	102,515	10,518,039
FirstEnergy Corp.	177,714	7,881,616
PPL Corp.	355,197	11,749,917
		30,149,572
Electrical Components & Equipment–0.85%
Emerson Electric Co.	108,441	11,860,192
Electronic Components–0.69%
Coherent Corp.(c)	108,735	9,667,629
Shares		Value
Electronic Equipment & Instruments–0.76%
Zebra Technologies Corp., Class A(c)	28,894	$10,700,026
Electronic Manufacturing Services–0.53%
TE Connectivity PLC (Switzerland)	48,850	7,375,861
Fertilizers & Agricultural Chemicals–0.53%
Corteva, Inc.	127,353	7,487,083
Food Distributors–1.64%
Sysco Corp.	163,207	12,739,938
US Foods Holding Corp.(c)	165,519	10,179,419
		22,919,357
Gold–0.47%
Barrick Gold Corp. (Canada)	333,805	6,639,381
Health Care Equipment–1.60%
GE HealthCare Technologies, Inc.	72,455	6,799,902
Medtronic PLC	173,598	15,629,028
		22,428,930
Health Care Services–1.11%
Cigna Group (The)	18,440	6,388,354
CVS Health Corp.	145,098	9,123,762
		15,512,116
Industrial Machinery & Supplies & Components–1.98%
Parker-Hannifin Corp.	30,744	19,424,674
Stanley Black & Decker, Inc.	75,426	8,306,665
		27,731,339
Insurance Brokers–1.11%
Willis Towers Watson PLC	52,852	15,566,500
Integrated Oil & Gas–3.96%
Chevron Corp.	101,346	14,925,225
Exxon Mobil Corp.	191,107	22,401,563
Shell PLC (United Kingdom)	258,304	8,379,828
Suncor Energy, Inc. (Canada)	262,146	9,676,016
		55,382,632
Interactive Media & Services–2.76%
Alphabet, Inc., Class A	140,659	23,328,295
Meta Platforms, Inc., Class A	26,628	15,242,932
		38,571,227
Investment Banking & Brokerage–1.79%
Charles Schwab Corp. (The)(b)	177,797	11,523,023
Goldman Sachs Group, Inc. (The)	27,288	13,510,562
		25,033,585
IT Consulting & Other Services–0.68%
Cognizant Technology Solutions Corp., Class A	123,581	9,537,982
Managed Health Care–2.60%
Centene Corp.(c)	97,387	7,331,293
Elevance Health, Inc.	12,381	6,438,120

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Managed Health Care–(continued)
Humana, Inc.	28,877	$9,146,501
UnitedHealth Group, Inc.	23,029	13,464,596
		36,380,510
Movies & Entertainment–0.82%
Walt Disney Co. (The)	119,882	11,531,450
Multi-line Insurance–0.82%
American International Group, Inc.	157,047	11,500,552
Oil & Gas Exploration & Production–1.11%
ConocoPhillips	147,222	15,499,532
Packaged Foods & Meats–0.68%
Kraft Heinz Co. (The)	270,327	9,491,181
Pharmaceuticals–3.47%
Bristol-Myers Squibb Co.	195,562	10,118,378
Johnson & Johnson	109,723	17,781,709
Pfizer, Inc.	228,476	6,612,096
Sanofi S.A.	121,642	14,005,757
		48,517,940
Property & Casualty Insurance–0.66%
Allstate Corp. (The)	48,474	9,193,094
Rail Transportation–1.59%
CSX Corp.	305,239	10,539,903
Norfolk Southern Corp.	46,863	11,645,455
		22,185,358
Real Estate Services–1.39%
CBRE Group, Inc., Class A(c)	156,183	19,441,660
Regional Banks–1.02%
Citizens Financial Group, Inc.	346,955	14,249,442
Restaurants–0.56%
Starbucks Corp.	79,832	7,782,822
Semiconductor Materials & Equipment–0.42%
Lam Research Corp.	7,212	5,885,569
Semiconductors–2.22%
Microchip Technology, Inc.	136,592	10,966,971
Micron Technology, Inc.	110,370	11,446,473
NXP Semiconductors N.V. (China)	36,091	8,662,201
		31,075,645
Specialty Chemicals–1.23%
DuPont de Nemours, Inc.	103,705	9,241,152
PPG Industries, Inc.	59,963	7,942,699
		17,183,851
Systems Software–1.30%
Oracle Corp.	106,823	18,202,639
Tobacco–1.06%
Philip Morris International, Inc.	121,657	14,769,160
Trading Companies & Distributors–0.89%
Ferguson Enterprises, Inc.	62,840	12,478,139
Shares		Value
Transaction & Payment Processing Services–1.83%
Fidelity National Information Services, Inc.(b)	111,240	$9,316,350
Fiserv, Inc.(c)	90,474	16,253,654
		25,570,004
Wireless Telecommunication Services–0.84%
T-Mobile US, Inc.	57,077	11,778,410
Total Common Stocks & Other Equity Interests (Cost $603,607,956)		885,208,226
Principal Amount
U.S. Dollar Denominated Bonds & Notes–21.26%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026(b)	$550,000	543,726
Aerospace & Defense–0.45%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	3,000	2,970
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(b)(d)	311,000	316,098
5.13%, 03/26/2029(d)	200,000	205,877
5.30%, 03/26/2034(d)	200,000	208,083
5.50%, 03/26/2054(b)(d)	298,000	312,601
Boeing Co. (The), 5.81%, 05/01/2050	1,625,000	1,570,966
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	3,000	3,135
5.60%, 07/31/2053	3,000	3,162
Lockheed Martin Corp.,
3.55%, 01/15/2026	1,355,000	1,345,972
5.10%, 11/15/2027	4,000	4,142
4.50%, 02/15/2029	64,000	65,200
4.75%, 02/15/2034	11,000	11,290
4.80%, 08/15/2034	97,000	99,495
4.15%, 06/15/2053	643,000	567,497
5.90%, 11/15/2063	3,000	3,474
5.20%, 02/15/2064	525,000	544,229
Northrop Grumman Corp., 4.95%, 03/15/2053	3,000	2,937
RTX Corp.,
5.00%, 02/27/2026	3,000	3,030
5.75%, 01/15/2029	28,000	29,684
6.00%, 03/15/2031	15,000	16,320
5.15%, 02/27/2033	18,000	18,720
6.10%, 03/15/2034	37,000	40,862
4.45%, 11/16/2038	308,000	293,582
6.40%, 03/15/2054	580,000	685,301
		6,354,627
Agricultural & Farm Machinery–0.01%
AGCO Corp.,
5.45%, 03/21/2027	26,000	26,545
5.80%, 03/21/2034	66,000	69,046
Cargill, Inc.,
4.88%, 10/10/2025(d)	3,000	3,020
4.75%, 04/24/2033(d)	3,000	3,050
CNH Industrial Capital LLC, 5.45%, 10/14/2025	3,000	3,029
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Agricultural & Farm Machinery–(continued)
John Deere Capital Corp.,
4.55%, 10/11/2024	$7,000	$6,999
4.70%, 06/10/2030	25,000	25,767
		137,456
Agricultural Products & Services–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	263,499
Air Freight & Logistics–0.04%
FedEx Corp., 4.90%, 01/15/2034	402,000	410,469
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	190,937
		601,406
Alternative Carriers–0.21%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	1,583,000	1,488,215
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	1,560,000	1,404,580
		2,892,795
Apparel, Accessories & Luxury Goods–0.00%
Tapestry, Inc., 7.05%, 11/27/2025	39,000	39,787
Application Software–0.71%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	5,636,000	5,481,010
Envestnet, Inc., Conv., 2.63%, 12/01/2027	2,597,000	2,760,611
Intuit, Inc.,
5.20%, 09/15/2033	31,000	32,712
5.50%, 09/15/2053	21,000	22,588
Salesforce, Inc., 2.70%, 07/15/2041	1,413,000	1,069,261
Workday, Inc.,
3.50%, 04/01/2027	528,000	519,803
3.70%, 04/01/2029	3,000	2,931
		9,888,916
Asset Management & Custody Banks–0.30%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	52,000	55,051
4.50%, 05/13/2032	3,000	3,026
5.15%, 05/15/2033	20,000	20,847
Ares Capital Corp., 5.88%, 03/01/2029	49,000	50,195
Bank of New York Mellon Corp. (The),
4.41%, 07/24/2026(f)	5,000	4,992
4.54%, 02/01/2029(f)	9,000	9,108
4.98%, 03/14/2030(f)	35,000	36,157
5.83%, 10/25/2033(f)	5,000	5,418
4.71%, 02/01/2034(f)	5,000	5,036
5.19%, 03/14/2035(f)	26,000	27,003
Series J, 4.97%, 04/26/2034(f)	12,000	12,297
Series I, 3.75%(f)(g)	5,000	4,732
Blackrock Finance, Inc., 4.75%, 05/25/2033	1,362,000	1,402,031
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	82,970
Brookfield Corp. (Canada), 4.00%, 01/15/2025	448,000	446,304
Principal Amount		Value
Asset Management & Custody Banks–(continued)
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(b)(d)	$372,000	$360,285
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	1,364,000	1,379,429
Northern Trust Corp., 6.13%, 11/02/2032	3,000	3,314
State Street Corp.,
4.99%, 03/18/2027	200,000	204,754
5.68%, 11/21/2029(f)	86,000	90,790
4.82%, 01/26/2034(f)	3,000	3,038
6.12%, 11/21/2034(f)	47,000	51,345
		4,258,122
Automobile Manufacturers–0.37%
American Honda Finance Corp.,
4.95%, 01/09/2026	207,000	208,954
4.70%, 01/12/2028	7,000	7,128
4.60%, 04/17/2030	3,000	3,044
4.90%, 01/10/2034	43,000	43,763
Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(d)	150,000	151,345
Ford Motor Credit Co. LLC, 6.80%, 11/07/2028	200,000	211,238
General Motors Co., 6.60%, 04/01/2036	377,000	408,111
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(b)	1,138,000	1,039,433
Hyundai Capital America,
5.50%, 03/30/2026(d)	11,000	11,168
5.65%, 06/26/2026(d)	19,000	19,392
5.25%, 01/08/2027(d)	116,000	118,087
5.30%, 03/19/2027(d)	182,000	185,840
5.60%, 03/30/2028(d)	16,000	16,536
5.35%, 03/19/2029(d)	37,000	38,130
5.80%, 04/01/2030(d)	3,000	3,161
Mercedes-Benz Finance North America LLC (Germany),
4.90%, 01/09/2026(d)	523,000	527,105
4.80%, 01/11/2027(d)	493,000	499,709
5.10%, 08/03/2028(d)	217,000	223,133
4.85%, 01/11/2029(d)	119,000	121,361
PACCAR Financial Corp.,
4.95%, 10/03/2025	6,000	6,046
4.60%, 01/10/2028	7,000	7,123
Toyota Motor Credit Corp., 4.63%, 01/12/2028	3,000	3,056
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(d)	549,000	555,308
5.30%, 03/22/2027(b)(d)	354,000	360,568
5.25%, 03/22/2029(d)	200,000	204,274
5.60%, 03/22/2034(d)	200,000	204,767
		5,177,780
Automotive Parts & Equipment–0.01%
ERAC USA Finance LLC,
4.60%, 05/01/2028(d)	14,000	14,183
5.00%, 02/15/2029(d)	53,000	54,647
4.90%, 05/01/2033(d)	18,000	18,359
5.20%, 10/30/2034(d)	76,000	79,290
		166,479
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Automotive Retail–0.00%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	$39,000	$39,604
AutoZone, Inc.,
5.05%, 07/15/2026	17,000	17,262
5.20%, 08/01/2033	15,000	15,419
		72,285
Biotechnology–1.46%
AbbVie, Inc.,
4.80%, 03/15/2027(b)	338,000	344,603
4.80%, 03/15/2029	101,000	103,973
5.05%, 03/15/2034	123,000	128,523
4.50%, 05/14/2035	694,000	692,067
4.05%, 11/21/2039	300,000	277,267
5.35%, 03/15/2044	48,000	50,671
4.85%, 06/15/2044	264,000	261,073
5.40%, 03/15/2054	124,000	131,587
5.50%, 03/15/2064	97,000	103,658
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	3,985,000	4,668,427
Amgen, Inc.,
5.25%, 03/02/2025	750,000	751,163
5.15%, 03/02/2028	15,000	15,450
5.25%, 03/02/2030	3,000	3,131
5.65%, 03/02/2053	12,000	12,632
Gilead Sciences, Inc.,
3.65%, 03/01/2026	2,615,000	2,594,802
5.25%, 10/15/2033	30,000	31,653
5.55%, 10/15/2053	11,000	11,819
Halozyme Therapeutics, Inc., Conv., 0.25%, 03/01/2027	5,446,000	5,477,753
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	3,385,000	3,385,846
3.13%, 09/15/2030(d)	1,310,000	1,370,915
		20,417,013
Brewers–0.20%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	963,304
4.90%, 02/01/2046	538,000	530,269
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	3,000	4,037
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(b)(d)	945,000	928,611
Molson Coors Beverage Co., 4.20%, 07/15/2046(b)	377,000	325,460
		2,751,681
Broadline Retail–0.02%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	9,418
2.88%, 05/12/2041	406,000	323,427
		332,845
Building Products–0.02%
Carrier Global Corp.,
5.90%, 03/15/2034	10,000	10,921
6.20%, 03/15/2054	203,000	234,698
Principal Amount		Value
Building Products–(continued)
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	$3,000	$2,568
		248,187
Cable & Satellite–1.02%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	5,466,000	5,028,720
1.13%, 03/15/2028	2,850,000	2,307,445
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	128,000	127,825
6.15%, 11/10/2026	132,000	135,708
6.65%, 02/01/2034	53,000	55,501
Comcast Corp.,
3.15%, 03/01/2026	1,101,000	1,086,189
4.15%, 10/15/2028	935,000	936,720
5.50%, 11/15/2032	3,000	3,213
3.90%, 03/01/2038	756,000	682,708
2.89%, 11/01/2051	352,000	236,755
2.94%, 11/01/2056	265,000	173,357
2.65%, 08/15/2062	3,000	1,779
Cox Communications, Inc.,
5.70%, 06/15/2033(d)	3,000	3,096
2.95%, 10/01/2050(d)	202,000	127,113
5.80%, 12/15/2053(d)	58,000	57,151
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(h)	3,270,000	3,260,168
		14,223,448
Cargo Ground Transportation–0.01%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(d)	3,000	3,056
5.35%, 01/12/2027(d)	9,000	9,175
5.70%, 02/01/2028(d)	3,000	3,108
5.55%, 05/01/2028(d)	12,000	12,418
6.05%, 08/01/2028(d)	20,000	21,058
6.20%, 06/15/2030(d)	3,000	3,240
Ryder System, Inc., 6.60%, 12/01/2033	26,000	29,030
		81,085
Commercial & Residential Mortgage Finance–0.09%
Aviation Capital Group LLC,
4.88%, 10/01/2025(d)	709,000	708,478
6.25%, 04/15/2028(d)	10,000	10,455
6.75%, 10/25/2028(d)	43,000	45,958
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(d)(f)	200,000	208,278
3.96%, 07/18/2030(d)(f)	150,000	145,914
Radian Group, Inc., 6.20%, 05/15/2029	91,000	95,137
		1,214,220
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	364,612
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054(b)	$353,000	$374,813
Motorola Solutions, Inc., 4.60%, 02/23/2028	3,000	3,032
		377,845
Computer & Electronics Retail–0.06%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	791,000	810,308
8.35%, 07/15/2046	2,000	2,707
Leidos, Inc.,
2.30%, 02/15/2031	3,000	2,608
5.75%, 03/15/2033	3,000	3,158
		818,781
Construction Machinery & Heavy Transportation Equipment– 0.02%
Cummins, Inc.,
4.90%, 02/20/2029	31,000	32,063
5.15%, 02/20/2034	43,000	45,267
5.45%, 02/20/2054	62,000	65,637
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	200,000	206,836
		349,803
Consumer Finance–0.10%
American Express Co., 3.63%, 12/05/2024	324,000	323,101
Capital One Financial Corp.,
7.15%, 10/29/2027(f)	31,000	32,681
6.31%, 06/08/2029(f)	16,000	16,857
7.62%, 10/30/2031(f)	26,000	29,559
6.38%, 06/08/2034(f)	13,000	14,049
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	5,000	5,063
5.25%, 03/01/2026	480,000	483,365
5.40%, 04/06/2026	4,000	4,050
Synchrony Financial, 3.95%, 12/01/2027	556,000	539,980
		1,448,705
Consumer Staples Merchandise Retail–0.00%
Dollar General Corp., 5.50%, 11/01/2052	3,000	2,874
Target Corp.,
4.50%, 09/15/2032	3,000	3,047
4.80%, 01/15/2053	3,000	2,954
Walmart, Inc., 4.50%, 04/15/2053	21,000	20,279
		29,154
Data Processing & Outsourced Services–0.04%
CSG Systems International, Inc., Conv., 3.88%, 09/15/2028	567,000	567,851
Distillers & Vintners–0.00%
Brown-Forman Corp., 4.75%, 04/15/2033	4,000	4,099
Constellation Brands, Inc., 4.90%, 05/01/2033	3,000	3,033
		7,132
Principal Amount		Value
Distributors–0.00%
Genuine Parts Co.,
6.50%, 11/01/2028	$23,000	$24,807
6.88%, 11/01/2033	37,000	42,551
		67,358
Diversified Banks–2.14%
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	250,000	252,940
5.00%, 03/18/2026	551,000	558,252
6.75%(d)(f)(g)	425,000	435,587
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(f)	200,000	208,713
5.55%, 03/14/2028(f)	200,000	204,422
5.54%, 03/14/2030(f)	200,000	206,878
Bank of America Corp.,
3.37%, 01/23/2026(f)	3,000	2,984
3.25%, 10/21/2027	525,000	513,244
4.95%, 07/22/2028(f)	3,000	3,053
5.20%, 04/25/2029(f)	24,000	24,683
4.27%, 07/23/2029(f)	2,000	1,995
5.82%, 09/15/2029(f)	44,000	46,317
2.57%, 10/20/2032(f)	874,000	766,595
4.57%, 04/27/2033(f)	3,000	2,987
5.02%, 07/22/2033(f)	3,000	3,079
5.29%, 04/25/2034(f)	23,000	23,921
5.47%, 01/23/2035(f)	37,000	38,924
2.48%, 09/21/2036(f)	3,000	2,532
7.75%, 05/14/2038	115,000	145,380
Bank of America N.A., 5.53%, 08/18/2026	458,000	470,492
Bank of Montreal (Canada),
5.30%, 06/05/2026	10,000	10,188
7.70%, 05/26/2084(f)	299,000	316,277
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(f)	246,000	266,699
8.00%, 01/27/2084(f)	286,000	307,123
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(f)	200,000	222,533
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(d)(f)	200,000	212,138
BPCE S.A. (France),
5.84% (SOFR + 0.57%), 01/14/2025(d)(i)	250,000	250,207
4.50%, 03/15/2025(d)	184,000	183,054
5.20%, 01/18/2027(d)	250,000	254,771
5.72%, 01/18/2030(d)(f)	253,000	261,403
6.51%, 01/18/2035(d)(f)	250,000	263,158
Citigroup, Inc.,
5.61%, 09/29/2026(f)	10,000	10,090
3.67%, 07/24/2028(f)	511,000	502,002
4.08%, 04/23/2029(f)	4,000	3,962
5.17%, 02/13/2030(f)	61,000	62,677
6.17%, 05/25/2034(f)	27,000	28,820
5.83%, 02/13/2035(f)	170,000	177,603
6.68%, 09/13/2043(b)	741,000	874,282
5.30%, 05/06/2044	228,000	232,139
4.75%, 05/18/2046(b)	356,000	334,251
Series AA, 7.63%(f)(g)	287,000	307,341
Series BB, 7.20%(f)(g)	215,000	228,172
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Series V, 4.70%(f)(g)	$140,000	$139,431
Citizens Bank N.A., 6.06%, 10/24/2025(f)	358,000	358,001
Comerica, Inc., 5.98%, 01/30/2030(f)	31,000	31,965
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	157,154
Credit Agricole S.A. (France),
4.38%, 03/17/2025(d)	304,000	302,596
5.34%, 01/10/2030(d)(f)	267,000	274,844
6.25%, 01/10/2035(d)(f)	250,000	266,917
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(f)	200,000	189,666
Discover Bank, 4.65%, 09/13/2028	122,000	122,079
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	281,296
Fifth Third Bancorp,
2.38%, 01/28/2025	3,000	2,976
1.71%, 11/01/2027(f)	3,000	2,839
6.34%, 07/27/2029(f)	3,000	3,190
4.77%, 07/28/2030(f)	4,000	4,032
5.63%, 01/29/2032(f)	11,000	11,493
HSBC Holdings PLC (United Kingdom),
2.63%, 11/07/2025(f)	1,775,000	1,769,759
4.04%, 03/13/2028(f)	135,000	133,627
5.21%, 08/11/2028(f)	205,000	209,213
4.58%, 06/19/2029(f)	183,000	183,273
6.33%, 03/09/2044(f)	256,000	289,360
4.60%(f)(g)	225,000	204,901
Huntington National Bank (The), 5.70%, 11/18/2025(f)	700,000	700,081
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(f)	200,000	207,075
5.55%, 03/19/2035(f)	234,000	245,411
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	388,410
5.04%, 01/23/2028(f)	59,000	59,994
3.78%, 02/01/2028(f)	3,000	2,968
3.54%, 05/01/2028(f)	3,000	2,946
4.85%, 07/25/2028(f)	4,000	4,071
3.51%, 01/23/2029(f)	1,058,000	1,033,452
5.30%, 07/24/2029(f)	25,000	25,875
6.09%, 10/23/2029(f)	38,000	40,518
5.01%, 01/23/2030(f)	21,000	21,542
4.59%, 04/26/2033(f)	3,000	3,002
5.72%, 09/14/2033(f)	3,000	3,182
6.25%, 10/23/2034(f)	57,000	63,417
5.34%, 01/23/2035(f)	18,000	18,821
4.26%, 02/22/2048(b)(f)	489,000	443,737
3.90%, 01/23/2049(f)	1,058,000	904,696
Series NN, 6.88%(f)(g)	122,000	131,125
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	345,000	352,862
KeyCorp, 6.32% (SOFR + 1.25%), 05/23/2025(i)	15,000	15,025
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025(b)	359,000	361,368
4.70%, 01/27/2028	189,000	190,041
Principal Amount		Value
Diversified Banks–(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.02%, 07/20/2028(f)	$200,000	$204,131
Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(f)	200,000	209,265
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	259,072
4.95%, 01/14/2028(f)	399,000	405,072
National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	257,256
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(f)	3,000	3,000
6.62%, 10/20/2027(f)	52,000	54,350
3.45%, 04/23/2029(b)	689,000	669,741
5.58%, 06/12/2029(f)	26,000	27,070
4.63%, 06/06/2033(f)	4,000	3,945
6.04%, 10/28/2033(f)	3,000	3,243
5.07%, 01/24/2034(f)	3,000	3,043
6.88%, 10/20/2034(f)	447,000	512,015
Royal Bank of Canada (Canada),
4.88%, 01/19/2027	40,000	40,754
4.95%, 02/01/2029	14,000	14,442
5.00%, 02/01/2033	3,000	3,105
Societe Generale S.A. (France),
6.07%, 01/19/2035(d)(f)	200,000	208,703
7.13%, 01/19/2055(d)(f)	212,000	216,159
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(f)	200,000	174,530
6.30%, 07/06/2034(d)(f)	200,000	216,775
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	3,000	2,629
6.60%(f)(g)	234,000	246,795
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(d)	200,000	205,311
5.20%, 03/07/2027(d)	226,000	230,885
5.55%, 09/14/2028(d)	203,000	211,872
5.20%, 03/07/2029(d)	200,000	207,208
5.35%, 03/07/2034(d)	200,000	210,587
Synovus Bank, 5.63%, 02/15/2028	250,000	251,439
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(f)	200,000	215,062
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	2,101,000	2,063,691
4.55%, 07/22/2028(f)	5,000	5,040
5.78%, 06/12/2029(f)	21,000	22,014
5.38%, 01/23/2030(f)	45,000	46,743
4.97%, 07/22/2033(f)	4,000	3,993
4.84%, 02/01/2034(f)	17,000	16,995
5.84%, 06/12/2034(f)	21,000	22,431
5.68%, 01/23/2035(f)	29,000	30,752
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	209,899
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Wells Fargo & Co.,
3.55%, 09/29/2025	$626,000	$620,847
4.10%, 06/03/2026	505,000	503,496
3.58%, 05/22/2028(f)	4,000	3,923
5.57%, 07/25/2029(f)	19,000	19,772
6.30%, 10/23/2029(f)	27,000	28,895
5.20%, 01/23/2030(f)	25,000	25,779
5.39%, 04/24/2034(f)	8,000	8,302
5.56%, 07/25/2034(f)	46,000	48,281
6.49%, 10/23/2034(f)	69,000	77,132
5.50%, 01/23/2035(f)	38,000	39,850
4.65%, 11/04/2044	647,000	591,498
4.61%, 04/25/2053(f)	4,000	3,701
7.63%(f)(g)	21,000	22,922
Wells Fargo Bank N.A.,
5.55%, 08/01/2025	506,000	510,374
4.81%, 01/15/2026	250,000	251,983
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	88,000	99,610
		29,925,481
Diversified Capital Markets–0.15%
SMBC Aviation Capital Finance DAC (Ireland), 5.30%, 04/03/2029(d)	200,000	205,520
UBS Group AG (Switzerland),
4.55%, 04/17/2026	154,000	154,453
4.75%, 05/12/2028(d)(f)	205,000	206,343
5.43%, 02/08/2030(d)(f)	200,000	206,819
6.30%, 09/22/2034(d)(f)	200,000	219,600
5.70%, 02/08/2035(d)(f)	200,000	211,194
4.38%(d)(f)(g)	200,000	174,638
Series 28, 9.25%(d)(f)(g)	200,000	221,620
Series 31, 7.75%(d)(f)(g)	229,000	245,420
Series 33, 9.25%(d)(f)(g)	201,000	237,549
		2,083,156
Diversified Financial Services–0.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	343,070
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(d)	20,000	20,798
Apollo Global Management, Inc., 6.38%, 11/15/2033	43,000	47,931
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(d)	22,000	23,005
5.75%, 03/01/2029(d)	114,000	117,558
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(d)	327,000	328,668
Corebridge Financial, Inc.,
6.05%, 09/15/2033	26,000	27,738
5.75%, 01/15/2034	55,000	58,009
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(d)	47,000	48,952
6.50%, 03/26/2031(d)	56,000	59,148
		1,074,877
Principal Amount		Value
Diversified Metals & Mining–0.05%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	$39,000	$40,357
5.25%, 09/08/2030	26,000	27,433
5.25%, 09/08/2033	45,000	47,179
5.50%, 09/08/2053	15,000	16,022
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(d)	84,000	86,878
5.63%, 04/04/2034(d)	153,000	159,769
5.89%, 04/04/2054(d)	61,000	64,239
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	200,589
		642,466
Diversified REITs–0.14%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	948,000	976,412
CubeSmart L.P.,
2.25%, 12/15/2028	3,000	2,761
2.50%, 02/15/2032(b)	1,066,000	925,810
VICI Properties L.P.,
5.75%, 04/01/2034	30,000	31,445
6.13%, 04/01/2054	32,000	33,569
		1,969,997
Diversified Support Services–0.00%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(d)	37,000	39,448
Drug Retail–0.05%
CVS Pass-Through Trust, 6.04%, 12/10/2028	333,645	339,410
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034(b)	428,000	332,248
		671,658
Electric Utilities–1.57%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	169,828
Alabama Power Co., 5.85%, 11/15/2033	9,000	9,818
American Electric Power Co., Inc.,
5.75%, 11/01/2027	4,000	4,182
5.20%, 01/15/2029	37,000	38,196
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	3,000	3,072
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	21,000	22,476
5.90%, 11/15/2053	26,000	28,805
Constellation Energy Generation LLC,
6.13%, 01/15/2034	9,000	9,897
6.50%, 10/01/2053	279,000	322,945
5.75%, 03/15/2054	88,000	93,193
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	11,000	12,842
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	3,000	3,100
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Corp.,
5.00%, 12/08/2025	$3,000	$3,022
4.85%, 01/05/2029	39,000	39,813
5.00%, 08/15/2052	3,000	2,843
3.25%, 01/15/2082(f)	3,000	2,782
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,000	5,155
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	790,920
Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	144,179
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(d)	200,000	204,884
Evergy Metro, Inc., 4.95%, 04/15/2033	3,000	3,052
Eversource Energy,
5.00%, 01/01/2027	76,000	77,229
5.50%, 01/01/2034	37,000	38,431
Exelon Corp.,
5.15%, 03/15/2029	48,000	49,753
5.45%, 03/15/2034	46,000	48,275
5.60%, 03/15/2053	47,000	48,957
FirstEnergy Corp., Conv., 4.00%, 05/01/2026	6,407,000	6,736,960
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(d)	3,000	3,075
Florida Power & Light Co., 4.80%, 05/15/2033	3,000	3,073
Georgia Power Co.,
4.65%, 05/16/2028	3,000	3,056
4.95%, 05/17/2033	3,000	3,085
Series B, 3.70%, 01/30/2050	350,000	278,553
MidAmerican Energy Co.,
5.35%, 01/15/2034	3,000	3,186
5.85%, 09/15/2054	12,000	13,377
5.30%, 02/01/2055	43,000	44,517
National Rural Utilities Cooperative Finance Corp.,
4.80%, 02/05/2027	274,000	279,108
4.85%, 02/07/2029	74,000	75,943
5.00%, 02/07/2031	69,000	72,187
2.75%, 04/15/2032(b)	1,227,000	1,100,601
5.80%, 01/15/2033	3,000	3,252
7.13%, 09/15/2053(f)	235,000	247,473
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	14,000	14,061
5.75%, 09/01/2025	1,450,000	1,465,087
4.95%, 01/29/2026	265,000	267,765
3.55%, 05/01/2027	530,000	522,788
4.63%, 07/15/2027	3,000	3,045
4.90%, 03/15/2029	119,000	122,075
5.25%, 03/15/2034	128,000	132,993
5.55%, 03/15/2054	119,000	124,442
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(d)	37,000	37,783
5.66%, 01/17/2054(d)	17,000	17,654
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	3,000	3,166
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	37,000	39,915
Principal Amount		Value
Electric Utilities–(continued)
PacifiCorp,
5.10%, 02/15/2029	$39,000	$40,311
5.30%, 02/15/2031	35,000	36,449
5.45%, 02/15/2034	49,000	50,948
5.80%, 01/15/2055	36,000	37,804
PECO Energy Co., 4.90%, 06/15/2033	11,000	11,293
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	6,449,000	6,847,226
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	52,519
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,000	3,030
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,000	9,542
Public Service Electric and Gas Co., 5.13%, 03/15/2053	3,000	3,059
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	21,000	21,589
5.55%, 04/15/2054	104,000	110,020
Sierra Pacific Power Co., 5.90%, 03/15/2054	5,000	5,483
Southern Co. (The), 5.70%, 10/15/2032	3,000	3,217
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	3,098
Union Electric Co., 5.20%, 04/01/2034	168,000	175,688
Virginia Electric and Power Co.,
5.00%, 04/01/2033	3,000	3,075
5.35%, 01/15/2054	28,000	28,676
Vistra Operations Co. LLC, 6.95%, 10/15/2033(d)	23,000	25,949
Xcel Energy, Inc.,
4.60%, 06/01/2032	3,000	2,974
3.50%, 12/01/2049	964,000	713,717
		21,981,536
Electrical Components & Equipment–0.02%
Regal Rexnord Corp., 6.30%, 02/15/2030	3,000	3,192
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	260,659
		263,851
Environmental & Facilities Services–0.01%
Republic Services, Inc.,
4.88%, 04/01/2029	40,000	41,141
5.00%, 12/15/2033	36,000	37,128
5.00%, 04/01/2034	3,000	3,091
Veralto Corp.,
5.50%, 09/18/2026	48,000	49,104
5.35%, 09/18/2028	37,000	38,547
5.45%, 09/18/2033	21,000	22,042
		191,053
Financial Exchanges & Data–0.01%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	3,000	3,029
4.95%, 06/15/2052	3,000	2,989
5.20%, 06/15/2062	3,000	3,075
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.,
5.35%, 06/28/2028	$3,000	$3,118
5.55%, 02/15/2034	4,000	4,221
5.95%, 08/15/2053	169,000	184,083
6.10%, 06/28/2063	3,000	3,309
S&P Global, Inc.,
2.90%, 03/01/2032	3,000	2,730
3.90%, 03/01/2062	3,000	2,438
		208,992
Food Distributors–0.11%
Sysco Corp., 3.75%, 10/01/2025	1,500,000	1,489,918
Food Retail–0.00%
Alimentation Couche-Tard, Inc. (Canada), 5.27%, 02/12/2034(d)	64,000	65,238
Gas Utilities–0.00%
Atmos Energy Corp.,
5.90%, 11/15/2033	12,000	13,194
6.20%, 11/15/2053	7,000	8,081
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	11,000	11,517
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,097
		35,889
Health Care Distributors–0.01%
Cardinal Health, Inc., 5.45%, 02/15/2034	37,000	38,722
Cencora, Inc., 5.13%, 02/15/2034	39,000	40,178
McKesson Corp., 5.10%, 07/15/2033	3,000	3,117
		82,017
Health Care Equipment–0.46%
Alcon Finance Corp., 5.38%, 12/06/2032(d)	200,000	209,213
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	394,543
Boston Scientific Corp., 1.90%, 06/01/2025	1,000,000	981,777
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	4,712,000	4,489,358
Medtronic, Inc., 4.38%, 03/15/2035	249,000	247,685
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	52,000	52,961
5.40%, 03/20/2034	133,000	138,369
		6,513,906
Health Care Facilities–0.00%
HCA, Inc., 5.90%, 06/01/2053	16,000	16,703
UPMC,
5.04%, 05/15/2033	17,000	17,365
5.38%, 05/15/2043	8,000	8,338
		42,406
Principal Amount		Value
Health Care REITs–0.01%
Alexandria Real Estate Equities, Inc.,
2.95%, 03/15/2034	$3,000	$2,595
5.25%, 05/15/2036	25,000	25,442
5.63%, 05/15/2054	118,000	121,003
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	3,000	2,951
2.00%, 03/15/2031	3,000	2,513
		154,504
Health Care Services–0.10%
Cigna Group (The), 4.80%, 08/15/2038	307,000	299,262
CommonSpirit Health,
5.32%, 12/01/2034	129,000	133,360
5.55%, 12/01/2054	41,000	42,514
CVS Health Corp.,
5.00%, 01/30/2029	10,000	10,213
5.25%, 01/30/2031	3,000	3,091
5.30%, 06/01/2033	12,000	12,267
6.00%, 06/01/2063	3,000	3,061
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	141,209
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	676,000	682,868
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	18,000	12,467
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	21,000	13,355
Quest Diagnostics, Inc., 6.40%, 11/30/2033	21,000	23,484
		1,377,151
Health Care Supplies–0.40%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(d)	2,885,000	2,909,522
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	6,000	6,036
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	1,444,000	1,882,976
Solventum Corp.,
5.45%, 02/25/2027(d)	100,000	102,078
5.40%, 03/01/2029(d)	193,000	198,616
5.60%, 03/23/2034(d)	265,000	274,532
5.90%, 04/30/2054(d)	47,000	48,721
6.00%, 05/15/2064(d)	128,000	132,279
		5,554,760
Home Improvement Retail–0.19%
Home Depot, Inc. (The),
5.13%, 04/30/2025	2,200,000	2,209,484
4.90%, 04/15/2029	41,000	42,498
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	3,000	2,946
5.00%, 04/15/2033	3,000	3,095
4.25%, 04/01/2052	497,000	421,221
5.75%, 07/01/2053	3,000	3,169
5.85%, 04/01/2063	21,000	22,278
		2,704,691
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.51%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	$7,552,000	$7,045,827
Marriott International, Inc.,
4.88%, 05/15/2029	25,000	25,505
5.30%, 05/15/2034	41,000	42,264
		7,113,596
Industrial Conglomerates–0.14%
Honeywell International, Inc.,
4.88%, 09/01/2029	116,000	120,266
4.95%, 09/01/2031	131,000	137,060
4.50%, 01/15/2034	1,463,000	1,476,603
5.00%, 03/01/2035	89,000	92,678
5.25%, 03/01/2054	88,000	91,850
		1,918,457
Industrial Machinery & Supplies & Components–0.26%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	73,000	73,561
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	3,000	3,128
5.70%, 08/14/2033	19,000	20,364
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	3,668,000	3,454,156
Nordson Corp.,
5.60%, 09/15/2028	3,000	3,136
5.80%, 09/15/2033	12,000	12,953
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	12,000	12,493
		3,579,791
Industrial REITs–0.00%
LXP Industrial Trust,
6.75%, 11/15/2028	19,000	20,337
2.38%, 10/01/2031	3,000	2,514
		22,851
Insurance Brokers–0.01%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	21,000	24,758
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	24,000	25,534
5.45%, 03/15/2053	3,000	3,125
5.70%, 09/15/2053	22,000	23,673
		77,090
Integrated Oil & Gas–0.32%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033	4,000	4,055
4.89%, 09/11/2033	12,000	12,214
2.94%, 06/04/2051	991,000	674,188
Chevron Corp., 2.95%, 05/16/2026	952,000	938,436
Exxon Mobil Corp.,
2.71%, 03/06/2025	549,000	544,407
3.04%, 03/01/2026	1,098,000	1,084,994
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	4,000	3,902
Occidental Petroleum Corp.,
6.45%, 09/15/2036	51,000	55,118
4.63%, 06/15/2045	11,000	9,138
Principal Amount		Value
Integrated Oil & Gas–(continued)
Shell International Finance B.V., 3.25%, 05/11/2025	$1,098,000	$1,090,974
		4,417,426
Integrated Telecommunication Services–0.22%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	317,708
2.55%, 12/01/2033	3,000	2,530
5.40%, 02/15/2034	15,000	15,745
3.55%, 09/15/2055	157,000	114,938
3.80%, 12/01/2057	255,000	193,229
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	700,000	664,446
Verizon Communications, Inc.,
2.36%, 03/15/2032	3,000	2,585
4.78%, 02/15/2035(d)	1,274,000	1,272,686
3.40%, 03/22/2041	561,000	458,436
		3,042,303
Interactive Home Entertainment–0.02%
Electronic Arts, Inc., 1.85%, 02/15/2031	3,000	2,577
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(b)	357,000	352,486
		355,063
Interactive Media & Services–0.24%
Meta Platforms, Inc.,
4.65%, 08/15/2062	3,000	2,798
5.75%, 05/15/2063	16,000	17,552
Snap, Inc., Conv., 0.50%, 05/01/2030(d)	3,966,000	3,382,998
		3,403,348
Internet Services & Infrastructure–0.24%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,435,000	3,314,775
Investment Banking & Brokerage–1.78%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(d)	32,000	32,892
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	47,000	51,085
Charles Schwab Corp. (The),
5.64%, 05/19/2029(f)	16,000	16,711
5.85%, 05/19/2034(f)	16,000	17,140
6.14%, 08/24/2034(f)	45,000	49,214
Series K, 5.00%(f)(g)	7,000	6,877
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	5,000	5,002
4.25%, 10/21/2025	529,000	527,172
5.80% (SOFR + 0.79%), 12/09/2026(i)	19,000	19,011
5.82% (SOFR + 0.81%), 03/09/2027(i)	12,000	12,024
6.15% (SOFR + 0.92%), 10/21/2027(i)	15,000	15,019
2.91%, 07/21/2042(f)	323,000	245,704
Series W, 7.50%(f)(g)	437,000	470,841
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	$5,859,000	$7,869,600
0.00%, 07/19/2029(d)(e)	5,880,000	7,812,192
1.00%, 07/30/2029(d)	5,873,000	6,770,909
Morgan Stanley,
4.00%, 07/23/2025	654,000	652,044
5.12%, 02/01/2029(f)	5,000	5,127
5.16%, 04/20/2029(f)	28,000	28,789
5.45%, 07/20/2029(f)	12,000	12,473
6.41%, 11/01/2029(f)	34,000	36,544
5.17%, 01/16/2030(f)	25,000	25,777
5.25%, 04/21/2034(f)	29,000	29,962
5.42%, 07/21/2034(f)	21,000	21,909
5.47%, 01/18/2035(f)	25,000	26,149
5.95%, 01/19/2038(f)	5,000	5,243
5.94%, 02/07/2039(f)	105,000	110,285
		24,875,695
Leisure Products–0.01%
Brunswick Corp., 5.85%, 03/18/2029	58,000	59,897
Polaris, Inc., 6.95%, 03/15/2029	43,000	46,700
		106,597
Life & Health Insurance–0.71%
American National Group, Inc., 5.00%, 06/15/2027	857,000	862,691
Athene Global Funding,
5.52%, 03/25/2027(d)	175,000	179,202
5.58%, 01/09/2029(d)	82,000	84,952
Athene Holding Ltd., 6.25%, 04/01/2054	79,000	84,291
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,846,000	1,279,409
Corebridge Global Funding,
6.25% (SOFR + 1.30%), 09/25/2026(d)(i)	223,000	225,314
5.90%, 09/19/2028(d)	23,000	24,210
5.20%, 01/12/2029(d)	64,000	65,794
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	2,184,000	2,114,516
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	10,000	10,569
GA Global Funding Trust, 5.50%, 01/08/2029(b)(d)	1,378,000	1,429,906
MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(j)	509,000	464,895
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(f)	3,000	2,957
MetLife, Inc.,
5.00%, 07/15/2052	3,000	2,973
5.25%, 01/15/2054	11,000	11,343
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	438,333
New York Life Global Funding, 4.55%, 01/28/2033(d)	10,000	10,046
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(d)	164,000	168,627
4.35%, 09/15/2027(d)	3,000	3,033
4.71%, 01/10/2029(d)	169,000	172,576
Principal Amount		Value
Life & Health Insurance–(continued)
Pacific Life Global Funding II,
5.75% (SOFR + 0.80%), 03/30/2025(d)(i)	$47,000	$47,111
5.65% (SOFR + 0.62%), 06/04/2026(d)(i)	9,000	9,001
6.25% (SOFR + 1.05%), 07/28/2026(d)(i)	138,000	139,121
5.50%, 08/28/2026(d)	1,219,000	1,248,437
4.90%, 01/11/2029(d)	169,000	173,295
Principal Life Global Funding II,
5.00%, 01/16/2027(d)	46,000	46,868
5.10%, 01/25/2029(d)	211,000	217,539
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	117,419
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	4,000	3,815
Sumitomo Life Insurance Co. (Japan), 5.88%(d)(f)(g)	288,000	298,514
		9,936,757
Life Sciences Tools & Services–0.15%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	2,055,000	2,050,863
Managed Health Care–0.04%
Humana, Inc., 5.75%, 12/01/2028	20,000	21,046
UnitedHealth Group, Inc.,
5.00%, 10/15/2024	3,000	3,000
5.15%, 10/15/2025	4,000	4,042
5.25%, 02/15/2028	3,000	3,123
5.30%, 02/15/2030	3,000	3,164
5.35%, 02/15/2033	3,000	3,188
4.50%, 04/15/2033	3,000	3,014
3.50%, 08/15/2039	559,000	482,115
5.05%, 04/15/2053	3,000	2,982
5.20%, 04/15/2063	3,000	3,005
		528,679
Marine Transportation–0.00%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(d)	19,000	20,355
Movies & Entertainment–0.43%
Discovery Communications LLC, 4.90%, 03/11/2026	367,000	366,855
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	1,938,000	2,139,374
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	367,000	361,687
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025	1,720,000	1,709,278
5.05%, 03/15/2042	838,000	684,501
5.14%, 03/15/2052	1,039,000	801,993
5.39%, 03/15/2062	3,000	2,300
		6,065,988
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	38,000	39,661
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Multi-Family Residential REITs–(continued)
Essex Portfolio L.P., 5.50%, 04/01/2034	$58,000	$60,320
		99,981
Multi-line Insurance–0.06%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	3,000	3,136
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	654,608
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	203,513
		861,257
Multi-Utilities–0.11%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	74,000	74,928
Ameren Illinois Co., 4.95%, 06/01/2033	4,000	4,122
Black Hills Corp., 6.15%, 05/15/2034	31,000	33,467
Dominion Energy, Inc., 5.38%, 11/15/2032	5,000	5,236
DTE Electric Co., 5.20%, 03/01/2034	39,000	40,846
NiSource, Inc.,
5.25%, 03/30/2028	4,000	4,122
5.40%, 06/30/2033	3,000	3,124
5.35%, 04/01/2034	89,000	92,454
4.38%, 05/15/2047	571,000	501,474
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	44,000	46,429
6.13%, 10/15/2033	25,000	27,251
Sempra,
3.80%, 02/01/2038	559,000	487,841
6.88%, 10/01/2054(f)	131,000	136,115
WEC Energy Group, Inc.,
5.00%, 09/27/2025	7,000	7,031
5.15%, 10/01/2027	6,000	6,161
4.75%, 01/15/2028	5,000	5,081
1.80%, 10/15/2030	4,000	3,466
		1,479,148
Office REITs–0.02%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	299,000	334,770
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	13,000	14,007
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(d)	23,000	24,014
Oil & Gas Exploration & Production–0.26%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	536,862
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	3,000	2,936
ConocoPhillips Co.,
4.15%, 11/15/2034	230,000	223,883
5.55%, 03/15/2054	16,000	16,741
5.70%, 09/15/2063	9,000	9,612
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Diamondback Energy, Inc., 5.75%, 04/18/2054	$488,000	$492,090
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	2,005,000	2,296,226
Pioneer Natural Resources Co., 5.10%, 03/29/2026	3,000	3,044
		3,581,394
Oil & Gas Refining & Marketing–0.03%
Phillips 66 Co., 5.30%, 06/30/2033	11,000	11,349
Valero Energy Corp., 4.00%, 06/01/2052(b)	531,000	412,133
		423,482
Oil & Gas Storage & Transportation–0.47%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	12,000	12,706
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(d)	8,000	8,199
Enbridge, Inc. (Canada), 5.70%, 03/08/2033	11,000	11,599
Energy Transfer L.P.,
6.05%, 12/01/2026	44,000	45,577
6.40%, 12/01/2030	448,000	488,345
5.75%, 02/15/2033	3,000	3,140
6.55%, 12/01/2033	7,000	7,733
5.55%, 05/15/2034	36,000	37,300
4.90%, 03/15/2035	344,000	339,772
5.30%, 04/01/2044	587,000	561,808
5.00%, 05/15/2050	724,000	654,526
5.95%, 05/15/2054	28,000	28,679
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	26,012
4.25%, 02/15/2048	696,000	601,931
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	215,392
Kinder Morgan, Inc.,
4.30%, 06/01/2025	878,000	874,191
4.80%, 02/01/2033	3,000	2,975
5.20%, 06/01/2033	9,000	9,115
5.30%, 12/01/2034	407,000	413,577
MPLX L.P.,
5.00%, 03/01/2033	3,000	3,004
4.50%, 04/15/2038	810,000	749,094
4.95%, 03/14/2052	3,000	2,694
ONEOK, Inc.,
5.65%, 11/01/2028	3,000	3,137
5.80%, 11/01/2030	23,000	24,498
6.10%, 11/15/2032	3,000	3,232
6.05%, 09/01/2033	23,000	24,587
6.63%, 09/01/2053	34,000	37,753
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	6,000	6,331
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	9,000	9,681
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	425,665
Targa Resources Corp., 5.20%, 07/01/2027	3,000	3,070
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	$169,000	$191,993
Western Midstream Operating L.P., 6.15%, 04/01/2033	8,000	8,463
Williams Cos., Inc. (The),
5.40%, 03/02/2026(b)	658,000	666,812
5.30%, 08/15/2028	40,000	41,321
5.65%, 03/15/2033	11,000	11,521
		6,555,433
Other Specialized REITs–0.11%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,550,462
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	4,000	4,165
Packaged Foods & Meats–0.02%
Campbell Soup Co.,
5.30%, 03/20/2026	35,000	35,511
5.20%, 03/19/2027	48,000	49,268
5.20%, 03/21/2029	54,000	55,950
5.40%, 03/21/2034	72,000	75,531
Conagra Brands, Inc., 4.60%, 11/01/2025	3,000	3,001
General Mills, Inc., 2.25%, 10/14/2031	3,000	2,617
J.M. Smucker Co. (The), 6.20%, 11/15/2033	15,000	16,598
Mars, Inc., 4.55%, 04/20/2028(d)	21,000	21,238
McCormick & Co., Inc., 4.95%, 04/15/2033	3,000	3,079
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	62,833
		325,626
Paper & Plastic Packaging Products & Materials–0.04%
International Paper Co., 6.00%, 11/15/2041	223,000	243,147
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(d)	100,000	103,419
5.44%, 04/03/2034(d)	102,000	106,432
5.78%, 04/03/2054(d)	100,000	107,412
		560,410
Passenger Airlines–0.06%
American Airlines Pass-Through Trust,
Series 2014-1, Class A, 3.70%, 04/01/2028	219,729	212,716
Series 2021-1, Class B, 3.95%, 07/11/2030	32,800	31,004
Series 2021-1, Class A, 2.88%, 07/11/2034	2,679	2,342
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	10,545	9,381
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	5,441	5,408
4.75%, 10/20/2028(d)	10,309	10,300
Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	$263,032	$257,811
Series 2020-1, Class A, 5.88%, 10/15/2027	2,515	2,569
Series 2018-1, Class AA, 3.50%, 03/01/2030	363,511	343,054
		874,585
Personal Care Products–0.05%
Kenvue, Inc.,
5.05%, 03/22/2028	3,000	3,105
5.00%, 03/22/2030	11,000	11,495
4.90%, 03/22/2033	15,000	15,532
5.10%, 03/22/2043	3,000	3,105
5.05%, 03/22/2053(b)	714,000	734,298
5.20%, 03/22/2063	3,000	3,084
		770,619
Pharmaceuticals–0.54%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	207,000	211,074
4.85%, 02/26/2029	53,000	54,674
4.90%, 02/26/2031	96,000	99,912
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	972,325
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(d)	200,000	211,473
6.38%, 11/21/2030(d)	200,000	214,182
6.50%, 11/21/2033(d)	200,000	216,543
6.88%, 11/21/2053(d)	274,000	307,330
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	87,000	88,150
4.90%, 02/22/2027	26,000	26,561
4.90%, 02/22/2029	28,000	28,951
5.75%, 02/01/2031	37,000	40,083
5.90%, 11/15/2033	22,000	24,320
4.13%, 06/15/2039	621,000	574,813
6.25%, 11/15/2053	562,000	651,476
6.40%, 11/15/2063	21,000	24,719
Eli Lilly and Co.,
4.50%, 02/09/2027	236,000	239,275
4.70%, 02/27/2033	6,000	6,175
4.70%, 02/09/2034	170,000	173,856
4.88%, 02/27/2053	6,000	6,011
5.00%, 02/09/2054	53,000	53,925
4.95%, 02/27/2063	3,000	3,004
5.10%, 02/09/2064	63,000	64,415
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	74,476
Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	268,295
Merck & Co., Inc.,
4.90%, 05/17/2044	24,000	24,162
5.00%, 05/17/2053	3,000	3,025
5.15%, 05/17/2063	3,000	3,068
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	17,000	17,334
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	164,085
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Zoetis, Inc.,
5.40%, 11/14/2025	$2,420,000	$2,443,565
4.70%, 02/01/2043	333,000	317,403
		7,608,660
Property & Casualty Insurance–0.13%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	296,946
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054(d)	86,000	92,019
Markel Group, Inc.,
5.00%, 03/30/2043	351,000	330,504
5.00%, 05/20/2049	497,000	466,711
Travelers Cos., Inc. (The),
4.60%, 08/01/2043	605,000	580,383
5.45%, 05/25/2053	3,000	3,211
		1,769,774
Rail Transportation–0.20%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	310,150
Norfolk Southern Corp.,
5.05%, 08/01/2030	11,000	11,457
5.55%, 03/15/2034	22,000	23,616
3.40%, 11/01/2049	461,000	346,789
5.35%, 08/01/2054(b)	485,000	498,963
5.95%, 03/15/2064	26,000	28,836
Union Pacific Corp.,
2.15%, 02/05/2027	4,000	3,837
4.50%, 01/20/2033	5,000	5,058
3.20%, 05/20/2041	1,018,000	825,372
4.15%, 01/15/2045	426,000	369,096
3.84%, 03/20/2060	519,000	415,360
5.15%, 01/20/2063	7,000	7,070
		2,845,604
Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	3,000	2,613
Regional Banks–0.05%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	3,000	2,783
2.64%, 09/30/2032	3,000	2,475
6.65%, 04/25/2035(b)(f)	295,000	323,994
5.64%, 05/21/2037(f)	3,000	2,973
M&T Bank Corp., 5.05%, 01/27/2034(f)	3,000	2,977
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(f)	221,000	225,700
Truist Financial Corp.,
6.05%, 06/08/2027(f)	19,000	19,503
4.87%, 01/26/2029(f)	3,000	3,033
7.16%, 10/30/2029(f)	23,000	25,215
5.44%, 01/24/2030(f)	26,000	26,918
4.92%, 07/28/2033(f)	3,000	2,943
6.12%, 10/28/2033(f)	3,000	3,240
5.87%, 06/08/2034(f)	15,000	15,952
		657,706
Principal Amount		Value
Reinsurance–0.08%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	$3,000	$2,111
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	398,000	423,874
PartnerRe Finance B LLC, 3.70%, 07/02/2029(b)	500,000	485,290
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(d)(f)	200,000	207,079
		1,118,354
Renewable Electricity–0.04%
NSTAR Electric Co., 4.55%, 06/01/2052	3,000	2,756
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	598,879
		601,635
Restaurants–0.06%
McDonald’s Corp.,
4.80%, 08/14/2028	59,000	60,597
4.95%, 08/14/2033	43,000	44,717
5.15%, 09/09/2052	5,000	5,010
5.45%, 08/14/2053	14,000	14,608
Starbucks Corp., 3.55%, 08/15/2029(b)	705,000	687,776
		812,708
Retail REITs–0.17%
Agree L.P., 2.00%, 06/15/2028	3,000	2,742
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,500,000	1,359,044
Kite Realty Group L.P., 5.50%, 03/01/2034	15,000	15,463
NNN REIT, Inc.,
5.60%, 10/15/2033	6,000	6,288
3.50%, 04/15/2051	3,000	2,217
Realty Income Corp.,
3.20%, 01/15/2027	3,000	2,934
5.63%, 10/13/2032	3,000	3,190
Regency Centers L.P.,
2.95%, 09/15/2029	753,000	704,702
5.25%, 01/15/2034	26,000	26,856
4.65%, 03/15/2049	256,000	230,248
		2,353,684
Self-Storage REITs–0.08%
Extra Space Storage L.P.,
3.50%, 07/01/2026(b)	404,000	398,939
5.70%, 04/01/2028	371,000	386,293
5.40%, 02/01/2034	55,000	56,841
Prologis L.P.,
4.88%, 06/15/2028	13,000	13,345
4.63%, 01/15/2033	3,000	3,018
4.75%, 06/15/2033	21,000	21,297
5.13%, 01/15/2034	11,000	11,382
5.00%, 03/15/2034	129,000	132,368
5.25%, 06/15/2053	25,000	25,366
5.25%, 03/15/2054	36,000	36,601
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Self-Storage REITs–(continued)
Public Storage Operating Co.,
5.13%, 01/15/2029	$4,000	$4,172
5.10%, 08/01/2033	23,000	23,865
5.35%, 08/01/2053	13,000	13,458
		1,126,945
Semiconductors–0.99%
Broadcom, Inc., 3.47%, 04/15/2034(b)(d)	640,000	576,569
Foundry JV Holdco LLC, 5.88%, 01/25/2034(d)	272,000	277,397
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,129,775
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(d)(h)	10,998,000	10,945,759
Micron Technology, Inc.,
4.66%, 02/15/2030(b)	680,000	683,627
5.30%, 01/15/2031	34,000	35,340
3.37%, 11/01/2041	179,000	138,953
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	2,000	1,912
3.00%, 06/01/2031	3,000	2,647
		13,791,979
Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,000	2,625
Sovereign Debt–0.01%
Saudi Government International Bond (Saudi Arabia), 4.75%, 01/16/2030(d)	200,000	204,629
Specialized Finance–0.00%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	3,000	2,494
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	145,164
Systems Software–0.09%
Microsoft Corp., 3.50%, 02/12/2035(b)	404,000	386,075
Oracle Corp.,
6.25%, 11/09/2032	9,000	9,962
4.90%, 02/06/2033	11,000	11,207
3.60%, 04/01/2040	965,000	803,331
6.90%, 11/09/2052	4,000	4,825
VMware LLC, 3.90%, 08/21/2027	2,000	1,980
		1,217,380
Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026	671,000	670,885
Technology Hardware, Storage & Peripherals–0.02%
Apple, Inc., 3.35%, 02/09/2027	315,000	312,183
Telecom Tower REITs–0.15%
American Tower Corp., 1.60%, 04/15/2026	852,000	816,648
Principal Amount		Value
Telecom Tower REITs–(continued)
Crown Castle, Inc.,
2.50%, 07/15/2031	$1,413,000	$1,230,524
4.75%, 05/15/2047	46,000	41,876
		2,089,048
Tobacco–0.23%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,182,278
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	69,000	73,222
6.00%, 02/20/2034	18,000	19,247
7.08%, 08/02/2043	3,000	3,440
7.08%, 08/02/2053	3,000	3,484
Philip Morris International, Inc.,
3.25%, 11/10/2024	1,105,000	1,102,268
4.75%, 02/12/2027	172,000	174,761
5.13%, 11/17/2027	3,000	3,090
4.88%, 02/15/2028	32,000	32,722
5.25%, 09/07/2028	35,000	36,301
4.88%, 02/13/2029	144,000	147,684
5.13%, 02/13/2031	35,000	36,389
5.63%, 09/07/2033	26,000	27,693
5.25%, 02/13/2034	69,000	71,683
4.88%, 11/15/2043	300,000	291,700
		3,205,962
Trading Companies & Distributors–0.13%
Air Lease Corp., 2.30%, 02/01/2025	1,850,000	1,831,854
Transaction & Payment Processing Services–0.85%
Block, Inc., Conv., 0.13%, 03/01/2025	5,013,000	4,919,006
Fiserv, Inc.,
5.38%, 08/21/2028	48,000	49,884
5.63%, 08/21/2033	25,000	26,492
5.45%, 03/15/2034	144,000	150,584
Global Payments, Inc., Conv., 1.50%, 03/01/2031(d)	7,022,000	6,741,120
Mastercard, Inc., 4.85%, 03/09/2033	20,000	20,800
		11,907,886
Wireless Telecommunication Services–0.30%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	543,679
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	473,362
4.30%, 02/15/2048	1,394,000	1,171,157
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(d)	191,250	190,781
T-Mobile USA, Inc.,
2.70%, 03/15/2032	1,074,000	947,607
3.40%, 10/15/2052	750,000	549,430
5.65%, 01/15/2053	9,000	9,472
6.00%, 06/15/2054	301,000	331,876
		4,217,364
Total U.S. Dollar Denominated Bonds & Notes (Cost $298,389,204)		297,555,716
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
U.S. Treasury Securities–8.06%
U.S. Treasury Bills–0.01%
4.78%, 01/30/2025(k)	$100,000	$98,540
U.S. Treasury Bonds–1.39%
4.50%, 02/15/2036	2,636,800	2,826,835
4.50%, 08/15/2039	36,400	38,627
4.38%, 05/15/2040	72,800	76,114
4.13%, 08/15/2044	13,579,500	13,475,532
4.63%, 05/15/2054	2,796,100	3,033,550
		19,450,658
U.S. Treasury Notes–6.66%
4.63%, 02/28/2026	55,000	55,619
3.50%, 09/30/2026	28,457,600	28,379,231
3.38%, 09/15/2027	30,595,500	30,441,327
3.50%, 09/30/2029	4,275,000	4,262,476
4.25%, 02/28/2031	28,000	28,962
3.63%, 09/30/2031	22,437,100	22,396,783
3.88%, 08/15/2034	7,669,700	7,724,227
		93,288,625
Total U.S. Treasury Securities (Cost $113,434,281)		112,837,823

Asset-Backed Securities–1.38%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 6.85% (3 mo. Term SOFR + 1.57%), 04/21/2037(d)(i)	533,000	535,513
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	69,907	39,069
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	220,923
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(l)	18,789	18,127
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(l)	69,987	65,673
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(l)	43,515	37,699
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(l)	111,618	97,610
Series 2022-1, Class A1, 2.88%, 12/25/2066(d)(l)	201,878	189,533
Series 2023-6, Class A1, 6.50%, 12/25/2067(d)(l)	81,265	82,732
Series 2024-2, Class A1, 5.99%, 01/25/2069(d)(l)	301,541	306,048
Apidos CLO XXV, Series 2016-25A, Class A1R2, 6.43% (3 mo. Term SOFR + 1.15%), 10/20/2031(d)(i)	253,751	253,866
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	408,109
Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	102,456
Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	299,883
Bain Capital Credit CLO Ltd., Series 2021-1A, Class A, 6.60% (3 mo. Term SOFR + 1.32%), 04/18/2034(d)(i)	125,000	125,076
Principal Amount		Value

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	$15,489	$13,302
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(l)	4,590	4,053
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 6.34%, 06/25/2034(l)	12,363	11,919
Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(m)	1,454,260	45,872
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(l)	173,900	152,835
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(l)	173,900	146,908
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(l)	157,200	140,670
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(l)	180,440	158,582
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(l)	220,173	185,998
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(i)	73,220	69,639
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(i)	24,957	23,762
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.66%, 01/15/2051(m)	1,395,959	19,943
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(l)	29,824	28,675
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.06% (1 mo. Term SOFR + 0.96%), 11/15/2038(d)(i)	103,260	102,744
Series 2021-VOLT, Class A, 5.91% (1 mo. Term SOFR + 0.81%), 09/15/2036(d)(i)	210,000	208,799
Series 2021-VOLT, Class B, 6.16% (1 mo. Term SOFR + 1.06%), 09/15/2036(d)(i)	190,000	188,355
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(d)	105,000	106,144
Series 2022-LBA6, Class A, 6.10% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(i)	185,000	183,972
Series 2022-LBA6, Class B, 6.40% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(i)	110,000	109,070
Series 2022-LBA6, Class C, 6.70% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(i)	100,000	99,140
Carlyle US CLO Ltd., Series 2021-1A, Class A1, 6.70% (3 mo. Term SOFR + 1.40%), 04/15/2034(d)(i)	250,000	250,208
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(m)	737,275	13,294
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value

Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(l)	$3,337	$3,214
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.92%, 01/25/2036(l)	31,851	29,609
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(m)	1,784,668	42,177
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(i)	57,719	57,301
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(l)	174,223	146,967
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(d)(l)	74,097	66,484
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(l)	112,364	102,241
Series 2022-2, Class A1, 2.99%, 02/25/2067(d)(l)	115,405	110,204
Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(l)	200,398	196,229
COMM Mortgage Trust,
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	856,455
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	490,431
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	22,807	13,990
Series 2006-6, Class A3, 6.00%, 04/25/2036	16,140	7,975
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(l)	28,802	25,814
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(l)	37,896	33,895
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(l)	139,165	132,975
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(l)	100,000	90,496
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(l)	205,717	203,902
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(d)(l)	152,396	154,519
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	503,917
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	78,796	39,102
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	180,000	181,612
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.64% (3 mo. Term SOFR + 1.34%), 01/15/2034(d)(i)	100,056	100,163
Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(l)	$6,551	$6,441
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(l)	27,183	23,639
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(l)	108,452	96,068
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)(l)	201,366	200,549
Empower CLO Ltd., Series 2024-1A, Class A1, 6.91% (3 mo. Term SOFR + 1.60%), 04/25/2037(d)(i)	250,000	251,512
Extended Stay America Trust, Series 2021-ESH, Class B, 6.59% (1 mo. Term SOFR + 1.49%), 07/15/2038(d)(i)	93,559	93,449
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(i)	34,263	14,131
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(l)	266,795	238,746
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(l)	69,276	62,175
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(d)	266,934	274,599
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.64% (3 mo. Term SOFR + 1.35%), 01/25/2032(d)(i)	218,405	218,647
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	200,276
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(l)	144,128	129,138
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.28%, 07/25/2035(l)	2,155	1,990
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	106,534
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(d)	80,329	80,735
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	19,989	18,354
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(l)	14,584	14,731
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(l)	190,639	160,414
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(d)(l)	198,763	201,759
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(l)	$270,000	$245,264
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	100,239
Series 2015-C27, Class XA, IO, 1.23%, 02/15/2048(m)	1,657,749	46
KKR CLO 27 Ltd., Series 27A, Class AR, 6.58% (3 mo. Term SOFR + 1.28%), 10/15/2032(d)(i)	170,000	170,076
Life Mortgage Trust,
Series 2021-BMR, Class A, 5.91% (1 mo. Term SOFR + 0.81%), 03/15/2038(d)(i)	103,107	101,512
Series 2021-BMR, Class B, 6.09% (1 mo. Term SOFR + 0.99%), 03/15/2038(d)(i)	170,524	167,689
Series 2021-BMR, Class C, 6.31% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(i)	83,279	81,799
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.69% (3 mo. Term SOFR + 1.41%), 04/19/2033(d)(i)	609,591	610,688
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.59% (3 mo. Term SOFR + 1.29%), 10/15/2032(d)(i)	250,000	250,229
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.65%, 04/21/2034(l)	6,764	6,649
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(l)	111,813	100,106
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(l)	109,694	98,048
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(l)	134,078	118,347
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.91% (1 mo. Term SOFR + 0.81%), 07/15/2038(d)(i)	105,000	104,268
Series 2021-STOR, Class B, 6.11% (1 mo. Term SOFR + 1.01%), 07/15/2038(d)(i)	105,000	103,956
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	715,707
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(m)	609,572	14,043
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(l)	105,234	92,654
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.61% (3 mo. Term SOFR + 1.32%), 04/16/2033(d)(i)	248,169	248,606
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(l)	127,597	120,213
Principal Amount		Value

OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(l)	$166,753	$143,690
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(l)	137,905	124,389
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)(l)	110,000	100,803
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(d)(l)	284,327	285,363
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(l)	123,856	111,198
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.52% (3 mo. Term SOFR + 1.22%), 07/15/2030(d)(i)	191,969	192,146
Series 2020-8RA, Class A1, 6.77% (3 mo. Term SOFR + 1.48%), 01/17/2032(d)(i)	353,834	354,605
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)(l)	271,390	277,981
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	108,176	99,615
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	203,862	203,078
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,942	2,371
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(l)	10,549	10,332
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	117,098	114,429
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(l)	246,660	233,018
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(l)	108,697	100,924
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	97,000	87,179
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	97,000	81,538
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(l)	75,034	70,163
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(l)	5,389	5,164
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(l)	199,705	176,269
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(l)	145,917	130,634
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	138,066	127,478
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.82% (3 mo. Term SOFR + 1.54%), 04/20/2033(d)(i)	256,000	256,579
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	226,959	209,346
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(m)	$1,146,016	$24,746
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(d)(l)	27,426	26,835
Series 2020-1, Class A2, 3.64%, 01/25/2060(d)(l)	38,427	37,657
Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(l)	35,300	31,978
Series 2021-7, Class A1, 1.83%, 10/25/2066(d)(l)	163,581	146,967
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(l)	41,649	39,348
Series 2022-1, Class A1, 2.72%, 01/25/2067(d)(l)	113,444	105,909
Series 2022-3, Class A1, 4.13%, 02/25/2067(d)(l)	149,680	144,587
Series 2022-7, Class A1, 5.15%, 07/25/2067(d)(l)	80,881	80,607
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)(l)	95,827	96,855
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	30,230	28,795
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.05%, 10/25/2033(l)	18,303	17,581
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(l)	22,439	20,766
Series 2005-AR16, Class 1A1, 4.81%, 12/25/2035(l)	22,331	20,394
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(m)	1,002,881	22,800
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	421,000	430,157
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	27,985	27,100
Total Asset-Backed Securities (Cost $20,333,331)		19,281,273
Shares
Preferred Stocks–0.53%
Asset Management & Custody Banks–0.18%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	2,465,976
Diversified Financial Services–0.02%
Apollo Global Management, Inc., 7.63%, Pfd.(f)	11,550	314,506
Oil & Gas Storage & Transportation–0.33%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,607,827
Total Preferred Stocks (Cost $5,976,676)		7,388,309
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.16%
Collateralized Mortgage Obligations–0.03%
Fannie Mae Interest STRIPS,
IO, 6.50%, 02/25/2032 to 02/25/2033(m)(n)	$64,624	$8,304
7.00%, 04/25/2032(n)	2,290	344
6.00%, 06/25/2033 to 09/25/2035(m)(n)	55,393	7,506
5.50%, 09/25/2033 to 06/25/2035(n)	111,118	15,770
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(n)	24,447	621
1.71% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(i)(n)	13,318	851
2.51% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(i)(n)	23,472	2,276
2.56% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(i)(n)	5,086	490
2.71% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(i)(n)	6,410	731
2.61% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(i)(n)	73,463	8,147
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(i)(n)	5,641	358
2.86% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(i)(n)	34,687	5,200
2.16% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(i)(n)	4,686	545
0.66% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(i)(n)	17,490	1,106
1.36% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(i)(n)	2,159	114
1.21% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(n)	120,200	8,110
1.31% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(n)	45,386	4,169
3.50%, 08/25/2035(n)	156,794	17,401
0.71% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(i)(n)	14,306	1,433
1.15% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(i)(n)	23,752	2,181
1.16% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(i)(n)	29,466	2,513
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.76% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(i)(n)	$109,147	$13,485
0.51% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(i)(n)	285,011	32,184
6.00%, 11/25/2028	7,051	7,171
5.50%, 04/25/2035 to 07/25/2046(n)	117,961	82,048
5.64% (30 Day Average SOFR + 0.36%), 08/25/2035(i)	6,911	6,867
4.79% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(i)	17,793	22,728
4.42% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	1,672	1,963
4.42% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	8,774	9,907
6.33% (30 Day Average SOFR + 1.05%), 06/25/2037(i)	8,552	8,679
5.00%, 04/25/2040	928	924
4.00%, 03/25/2041 to 08/25/2047(n)	76,353	14,183
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.59%, 11/25/2024(m)	2,056,851	1,240
Series K734, Class X1, IO, 0.78%, 02/25/2026(m)	1,932,508	11,831
Series K735, Class X1, IO, 1.09%, 05/25/2026(m)	1,951,047	21,782
Series K093, Class X1, IO, 1.08%, 05/25/2029(m)	1,580,068	56,284
Freddie Mac REMICs,
IO, 2.19% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(i)(n)	11,645	390
3.00%, 06/15/2027 to 12/15/2027(n)	80,698	2,106
2.50%, 05/15/2028(n)	20,076	567
1.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(i)(n)	98,905	6,370
1.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(i)(n)	5,092	333
1.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(i)(n)	31,935	2,084
1.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(i)(n)	6,049	688
0.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(i)(n)	3,459	347
0.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(i)(n)	21,854	2,248
0.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(i)(n)	9,382	895
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.64% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(i)(n)	$41,103	$4,154
4.00%, 03/15/2045(n)	5,997	89
6.50%, 03/15/2032 to 06/15/2032	29,334	30,805
3.50%, 05/15/2032	6,397	6,294
4.74% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(i)	3,461	4,460
5.86% (30 Day Average SOFR + 0.51%), 09/15/2035(i)	17,130	17,033
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(n)	6,262	356
3.00%, 12/15/2027(n)	30,455	1,103
3.15%, 12/15/2027(m)	8,517	270
6.50%, 02/01/2028(n)	1,874	134
6.00%, 12/15/2032(n)	9,126	983
PO, 0.00%, 06/01/2026(e)	906	880
		462,035
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
9.00%, 01/01/2025 to 05/01/2025	11	11
6.50%, 07/01/2028 to 04/01/2034	5,266	5,509
6.75%, 03/15/2031	682,000	799,373
7.00%, 10/01/2031 to 10/01/2037	15,380	16,138
5.00%, 12/01/2034	310	318
5.50%, 02/01/2037 to 06/01/2053	419,950	427,268
		1,248,617
Federal National Mortgage Association (FNMA)–0.04%
9.50%, 04/01/2030	20	20
7.50%, 01/01/2033	10,113	10,514
6.00%, 03/01/2037	34,705	36,589
4.00%, 05/01/2052	512,644	497,370
		544,493
Government National Mortgage Association (GNMA)–0.00%
IO, 1.34% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(i)(n)	82,624	6,949
1.44% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(i)(n)	35,008	2,579
4.50%, 09/16/2047(n)	118,058	17,225
0.99% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(i)(n)	101,371	15,636
		42,389
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,884,880)		2,297,534
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value

Agency Credit Risk Transfer Notes–0.04%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.38% (30 Day Average SOFR + 2.10%), 03/25/2042(d)(i)	$166,441	$168,796
Series 2022-R04, Class 1M1, 7.28% (30 Day Average SOFR + 2.00%), 03/25/2042(d)(i)	87,320	88,609
Series 2023-R02, Class 1M1, 7.58% (30 Day Average SOFR + 2.30%), 01/25/2043(d)(i)	64,579	65,923
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 7.28% (30 Day Average SOFR + 2.00%), 04/25/2042(d)(i)	112,787	114,311
Series 2022-DNA6, Class M1, STACR®, 7.43% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(i)	50,171	50,772
Series 2023-DNA1, Class M1, STACR®, 7.36% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(i)	51,717	52,396
Total Agency Credit Risk Transfer Notes (Cost $533,016)		540,807

Municipal Obligations–0.02%
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041 (Cost $265,000)	265,000	209,712
Shares		Value
Money Market Funds–4.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(o)(p)	21,516,954	$21,516,954
Invesco Treasury Portfolio, Institutional Class, 4.78%(o)(p)	39,960,645	39,960,645
Total Money Market Funds (Cost $61,477,599)		61,477,599
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.09% (Cost $1,106,901,943)		1,386,796,999
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.93%
Invesco Private Government Fund, 4.96%(o)(p)(q)	11,366,456	11,366,456
Invesco Private Prime Fund, 5.02%(o)(p)(q)	29,595,519	29,607,357
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,973,889)		40,973,813
TOTAL INVESTMENTS IN SECURITIES–102.02% (Cost $1,147,875,832)		1,427,770,812
OTHER ASSETS LESS LIABILITIES—(2.02)%		(28,238,283)
NET ASSETS–100.00%		$1,399,532,529
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2024.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $106,251,426, which represented 7.59% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2024.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2024.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2024.
(n)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,970,144	$63,550,101	$(65,003,291)	$-	$-	$21,516,954	$834,352
Invesco Liquid Assets Portfolio, Institutional Class	16,413,434	36,967,975	(53,375,809)	(5,792)	192	-	468,893
Invesco Treasury Portfolio, Institutional Class	26,251,593	96,107,317	(82,398,265)	-	-	39,960,645	1,085,655
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,019,935	214,507,150	(216,160,629)	-	-	11,366,456	369,353*
Invesco Private Prime Fund	34,946,455	500,739,475	(506,061,873)	(2,388)	(14,312)	29,607,357	992,265*
Total	$113,601,561	$911,872,018	$(922,999,867)	$(8,180)	$(14,120)	$102,451,412	$3,750,518

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	8	December-2024	$(879,063)	$(1,204)	$(1,204)

(a)	Futures contracts collateralized by $4,143 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
11/07/2024	Bank of New York Mellon (The)	CAD	9,772,719	USD	7,241,679	$9,312
11/07/2024	Bank of New York Mellon (The)	EUR	9,510,256	USD	10,627,597	25,486
11/07/2024	Bank of New York Mellon (The)	GBP	4,728,594	USD	6,337,158	15,413
10/07/2024	State Street Bank & Trust Co.	CAD	11,141,709	USD	8,247,814	8,614
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/07/2024	State Street Bank & Trust Co.	USD	505,889	CAD	685,956	$1,370
10/07/2024	State Street Bank & Trust Co.	USD	215,102	EUR	193,992	882
10/07/2024	State Street Bank & Trust Co.	USD	446,062	GBP	339,893	8,358
Subtotal—Appreciation						69,435
Currency Risk
10/07/2024	Bank of New York Mellon (The)	USD	7,235,835	CAD	9,772,718	(8,991)
10/07/2024	Bank of New York Mellon (The)	USD	10,613,607	EUR	9,510,256	(25,213)
10/07/2024	Bank of New York Mellon (The)	USD	6,337,262	GBP	4,728,594	(15,374)
10/07/2024	State Street Bank & Trust Co.	CAD	316,596	USD	233,096	(1,024)
10/07/2024	State Street Bank & Trust Co.	EUR	9,874,745	USD	10,956,583	(37,621)
10/07/2024	State Street Bank & Trust Co.	GBP	5,488,426	USD	7,209,554	(128,190)
10/07/2024	State Street Bank & Trust Co.	USD	740,641	CAD	999,630	(1,424)
10/07/2024	State Street Bank & Trust Co.	USD	190,285	EUR	170,497	(460)
10/07/2024	State Street Bank & Trust Co.	USD	562,247	GBP	419,939	(809)
Subtotal—Depreciation						(219,106)
Total Forward Foreign Currency Contracts						$(149,671)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$862,822,641	$22,385,585	$—	$885,208,226
U.S. Dollar Denominated Bonds & Notes	—	297,090,821	464,895	297,555,716
U.S. Treasury Securities	—	112,837,823	—	112,837,823
Asset-Backed Securities	—	19,281,273	—	19,281,273
Preferred Stocks	7,388,309	—	—	7,388,309
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,297,534	—	2,297,534
Agency Credit Risk Transfer Notes	—	540,807	—	540,807
Municipal Obligations	—	209,712	—	209,712
Money Market Funds	61,477,599	40,973,813	—	102,451,412
Total Investments in Securities	931,688,549	495,617,368	464,895	1,427,770,812
Other Investments - Assets*
Forward Foreign Currency Contracts	—	69,435	—	69,435
Other Investments - Liabilities*
Futures Contracts	(1,204)	—	—	(1,204)
Forward Foreign Currency Contracts	—	(219,106)	—	(219,106)
	(1,204)	(219,106)	—	(220,310)
Total Other Investments	(1,204)	(149,671)	—	(150,875)
Total Investments	$931,687,345	$495,467,697	$464,895	$1,427,619,937

*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund